Investment in Life Settlements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract
Number of Life Settlement Contracts
0 - 1
1 - 2		1
2 - 3	1	2
3 - 4	4	4
4 - 5	7	3
Thereafter	202	180
Total	214	190
Fair Value
0 - 1
1 - 2		3,033
2 - 3	1,222	2,484
3 - 4	3,319	7,084
4 - 5	11,375	2,357
Thereafter	97,525	75,959
Total	113,441	90,917
Face Value
0 - 1
1 - 2		5,000
2 - 3	2,500	4,500
3 - 4	11,450	20,200
4 - 5	30,950	7,950
Thereafter	1,028,256	897,816
Total	$ 1,073,156	$ 935,466